Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Limited partners	General partner	Capital Preferred equity	Capital Limited partners	Capital General partner	Retained earnings Limited partners	Retained earnings General partner	Ownership changes Limited partners	Ownership changes General partner	Accumulated other compre-hensive (loss) income Limited partners	Accumulated other compre-hensive (loss) income General partner	Non-controlling interests Redeemable/ exchangeable and special limited partnership units	Non-controlling interests Limited partnership units of Brookfield Office Properties Exchange LP	Non-controlling interests FV LTIP units of the Operating Partnership	Non-controlling interests Class A shares of Brookfield Properties Retail Holding LLC Class A	Non-controlling interests Interests of others in operating subsidiaries and properties
Beginning balance at Dec. 31, 2018	$ 46,740	$ 12,353	$ 4	$ 0	$ 8,987	$ 4	$ 2,234	$ 2	$ 1,657	$ 0	$ (525)	$ 0	$ 12,740	$ 96	$ 0	$ 3,091	$ 18,456
Net income (loss)	3,157	884					884						896	6	1	169	1,201
Other comprehensive income (loss)	323	74									74		74	1		14	160
Total comprehensive income (loss)	3,480	958					884				74		970	7	1	183	1,361
Distributions	(4,491)	(573)					(573)						(580)	(4)	(1)	(108)	(3,225)
Preferred distributions	(15)	(15)					(15)
Issuances / repurchases of equity interests in operating subsidiaries	(779)	(468)		420	(439)		9		(38)				(21)		4	(107)	(607)
Exchange of exchangeable units	0	10			8				2				2	(12)
Conversion of Class A shares of Brookfield Properties Retail Holding LLC	0	1,065			701				364							(1,065)
Change in relative interests of non-controlling interests	0	(56)							(25)	1	(31)		89		31	(64)
Ending balance at Dec. 31, 2019	44,935	13,274	4	420	9,257	4	2,539	2	1,960	(1)	(482)	(1)	13,200	87	35	1,930	15,985
Net income (loss)	(2,058)	(1,098)					(1,098)						(1,119)	(7)	(4)	(130)	300
Other comprehensive income (loss)	414	211									211		215	1	1	25	(39)
Total comprehensive income (loss)	(1,644)	(887)					(1,098)				211		(904)	(6)	(3)	(105)	261
Distributions	(2,167)	(583)					(583)						(587)	(4)	2	(68)	(923)
Preferred distributions	(42)	(20)					(20)						(20)			(2)
Issuances / repurchases of equity interests in operating subsidiaries	441	(231)		279	(857)		(352)		1,012		(34)		198		5	(174)	364
Exchange of exchangeable units	0	3			2				1		0		1	(4)
Conversion of Class A shares of Brookfield Properties Retail Holding LLC	0	337			160				177							(337)
Change in relative interests of non-controlling interests	0	(184)							(140)		(44)		361		17	(194)
Ending balance at Dec. 31, 2020	41,523	11,709	4	699	8,562	4	486	2	3,010	(1)	(349)	(1)	12,249	73	52	1,050	15,687
Net income (loss)	3,499	530					530						716	2	3	25	2,223
Other comprehensive income (loss)	1,004	116									116		200		1	1	686
Total comprehensive income (loss)	4,503	646					530				116		916	2	4	26	2,909
Distributions	(4,173)	(358)					(358)						(504)	(1)	(2)	(13)	(3,295)
Preferred distributions	(44)	(19)					(19)						(24)			(1)
Issuances / repurchases of equity interests in operating subsidiaries	3,688	23			2		17		4				1,630			(30)	2,065
Privatization of the Partnership	(491)	(3,454)			(2,872)		(199)		(483)		100		1,502	(71)	3	(811)	2,340
Exchange of exchangeable units	(1)	2			2				1		(1)			(3)
Conversion of Class A shares of Brookfield Properties Retail Holding LLC	0	241			167				74							(241)
Change in relative interests of non-controlling interests	0	15							(8)		23		(33)		(2)	20
Ending balance at Dec. 31, 2021	$ 45,005	$ 8,805	$ 4	$ 699	$ 5,861	$ 4	$ 457	$ 2	$ 2,598	$ (1)	$ (111)	$ (1)	$ 15,736	$ 0	$ 55	$ 0	$ 19,706